Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
EA Astoria Dynamic Core US Fixed Income ETF (AGGA)
(the “Fund”)
June 25, 2026
Supplement to the Summary Prospectus dated September 30, 2025

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME EFFECTIVE JULY 8, 2026, AS DESCRIBED BELOW.
Effective July 8, 2026, the Fund’s name will change to “EA Astoria Beacon Dynamic Core US Fixed Income ETF”. Accordingly, effective July 8, 2026, all references in the Summary Prospectus to “EA Astoria Dynamic Core US Fixed Income ETF” are replaced with “EA Astoria Beacon Dynamic Core US Fixed Income ETF”.

Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
EA Astoria Dynamic Core US Fixed Income ETF (AGGA)
(the “Fund”)
June 25, 2026
Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated September 30, 2025, as previously supplemented

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO A FUND’S NAME EFFECTIVE JULY 8, 2026, AS DESCRIBED BELOW.
Effective July 8, 2026, the EA Astoria Dynamic Core US Fixed Income ETF’s name will change to “EA Astoria Beacon Dynamic Core US Fixed Income ETF”. Accordingly, effective July 8, 2026, all references in the Prospectus and SAI to “EA Astoria Dynamic Core US Fixed Income ETF” are replaced with “EA Astoria Beacon Dynamic Core US Fixed Income ETF”.

Please retain this Supplement for future reference.